Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee-related expenditure
Labour	R 36,561	R 35,317	R 35,579
salaries, wages and other employee-related expenditure	33,859	32,954	33,255
post-retirement benefits	2,702	2,363	2,324
Share-based payment expenses	918	914	986
equity-settled	918	914	986
Total employee-related expenditure	37,479	36,231	36,565
Less: costs capitalised to projects	(692)	(933)	(1,100)
Total employee benefits expense	R 36,787	R 35,298	R 35,465